Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Schedule of Other Accrued Liabilities

	March 31, 2015	March 31, 2014
	US$	US$
Accrued expenses	2,761,586	2,568,678
Other tax payable	1,136,293	832,050
Land use right payable – operating lease	1,041,140	1,119,005
Other payables for procuring materials for customers	—	40,278
Rental deposits received	639,512	240,247
Other payables for procuring equipment and consumables	175,533	397,441
Other payable	530,018	523,058

	6,284,082	5,720,757